United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-23730
(Investment Company Act File Number)

Federated Hermes ETF Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-06-30

Date of Reporting Period: 2024-06-30

Item 1.	Reports to Stockholders

Federated Hermes Total Return Bond ETF

 FTRB NYSEArca

Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes ETF Trust

This annual shareholder report contains important information about the Federated Hermes Total Return Bond ETF (the "Fund") for the period of January 3, 2024 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Total Return Bond ETF	$18Footnote Reference*	0.37%
Footnote	Description
Footnote*	Based on operations for the period from January 3, 2024 to June 30, 2024. Expenses for the full year would be higher.

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Bloomberg US Universal Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

■ Overweight allocations in bank loans, trade finance and asset-backed securities contributed to relative Fund performance.

■ The Fund was positively impacted by gains from foreign currency exposure.

■ Positioning for a steepening of the yield curve benefitted relative Fund performance.

Top Detractors from Performance

■ Underweight allocations to emerging markets debt and high-yield bond sectors detracted from relative Fund performance.

■ The Fund was negatively impacted by security selection within the emerging markets debt and high-yield bond allocations.

Annual Shareholder Report

Federated Hermes Total Return Bond ETF

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 1/3/2024 to 6/30/2024

Total Return Based on $10,000 Investment

Average Annual Total Returns

Fund	Since Inception 1/3/24
Federated Hermes Total Return Bond ETF at NAV	0.71%
Federated Hermes Total Return Bond ETF at Market	0.71%
Bloomberg US Aggregate Bond IndexFootnote Reference*	(0.41%)
Bloomberg US Universal Bond Index	0.43%
Lipper Core Bond Funds Average	0.17%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$95,118,424
Number of Investments	373
Portfolio Turnover	63%
Total Advisory Fees Paid	$93,249

Annual Shareholder Report

Federated Hermes Total Return Bond ETF

Fund Holdings

Top Security Types

(% of Net Assets)Footnote Reference1

Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP31423L404

Q456262-A(08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $135,928

Fiscal year ended 2023 - $65,924

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $31,761 and $63,261 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $193,713

Fiscal year ended 2023 - $299,787

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
June 30, 2024

NYSE Arca | FTRB

Federated Hermes Total Return Bond ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2024
Principal Amount, Shares or Contracts		Value in U.S. Dollars
	U.S. TREASURIES—29.7%
	U.S. Treasury Bonds—2.7%
$1,700,000	United States Treasury Bond, 4.250%, 2/15/2054	$ 1,619,265
249,000	United States Treasury Bond, 4.500%, 2/15/2044	244,268
750,000	United States Treasury Bond, 4.625%, 5/15/2054	760,320
	TOTAL	2,623,853
	U.S. Treasury Notes—27.0%
70,000	United States Treasury Note, 0.750%, 4/30/2026	65,089
63,800	United States Treasury Note, 0.750%, 5/31/2026	59,157
76,300	United States Treasury Note, 0.750%, 8/31/2026	70,165
69,600	United States Treasury Note, 0.875%, 9/30/2026	64,049
75,000	United States Treasury Note, 1.250%, 11/30/2026	69,260
72,700	United States Treasury Note, 1.250%, 12/31/2026	67,012
66,400	United States Treasury Note, 1.500%, 8/15/2026	62,128
478,800	United States Treasury Note, 1.625%, 2/15/2026	454,654
602,000	United States Treasury Note, 2.750%, 6/30/2025	588,196
352,000	United States Treasury Note, 3.125%, 8/15/2025	344,568
443,000	United States Treasury Note, 3.250%, 6/30/2029	420,794
594,000	United States Treasury Note, 3.875%, 4/30/2025	587,548
666,000	United States Treasury Note, 4.000%, 2/29/2028	655,698
2,455,000	United States Treasury Note, 4.000%, 2/15/2034	2,383,294
1,252,000	United States Treasury Note, 4.125%, 2/15/2027	1,237,480
3,231,000	United States Treasury Note, 4.250%, 2/28/2029	3,215,804
1,900,000	United States Treasury Note, 4.500%, 3/31/2026	1,889,811
1,950,000	United States Treasury Note, 4.500%, 4/15/2027	1,946,883
3,478,000	United States Treasury Note, 4.625%, 2/28/2026	3,465,147
3,900,000	United States Treasury Note, 4.625%, 4/30/2029	3,943,890
400,000	United States Treasury Note, 4.625%, 4/30/2031	406,280
1,645,000	United States Treasury Note, 4.625%, 5/31/2031	1,671,230
1,500,000	United States Treasury Note, 4.875%, 4/30/2026	1,502,175
499,000	United States Treasury Note, 5.000%, 10/31/2025	498,960
	TOTAL	25,669,272
	TOTAL U.S. TREASURIES (IDENTIFIED COST $28,359,043)	28,293,125
	CORPORATE BONDS—25.1%
	Basic Industry - Chemicals—0.0%
14,000	DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	14,401
34,000	RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	31,220
	TOTAL	45,621
	Basic Industry - Metals & Mining—0.8%
331,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	281,268
291,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	286,220
73,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	47,327
150,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.634%, 4/4/2034	147,697
	TOTAL	762,512
	Basic Industry - Paper—0.2%
200,000	Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	198,972
	Capital Goods - Aerospace & Defense—0.9%
113,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	96,742
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Capital Goods - Aerospace & Defense—continued
$ 105,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	$ 66,899
144,000	General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	141,638
40,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	39,641
37,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	36,409
49,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	48,129
216,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	204,199
62,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	60,365
27,000	Northrop Grumman Corp., Sr. Deb., 7.750%, 2/15/2031	30,667
52,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	51,460
48,000	Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	47,379
	TOTAL	823,528
	Capital Goods - Building Materials—0.2%
44,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	41,669
115,000	Carrier Global Corp., Sr. Unsecd. Note, 144A, 5.900%, 3/15/2034	120,022
	TOTAL	161,691
	Capital Goods - Construction Machinery—0.4%
287,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	279,643
24,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	23,468
111,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	104,607
	TOTAL	407,718
	Capital Goods - Diversified Manufacturing—0.3%
58,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	55,931
95,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	92,582
13,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	11,800
29,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	24,118
67,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	67,368
	TOTAL	251,799
	Communications - Cable & Satellite—0.5%
62,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.250%, 4/1/2053	48,640
83,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	80,925
90,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	63,500
68,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	57,633
173,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	165,899
22,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	22,782
27,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	22,485
	TOTAL	461,864
	Communications - Media & Entertainment—0.6%
164,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	161,592
58,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	53,920
62,000	Meta Platforms, Inc., Unsecd. Note, 5.600%, 5/15/2053	63,281
126,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	125,357
67,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	56,541
29,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	21,615
91,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	91,000
	TOTAL	573,306
	Communications - Telecom Wireless—0.9%
275,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	242,329
28,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	23,680
80,000	American Tower Corp., Sr. Unsecd. Note, 4.050%, 3/15/2032	73,139
17,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	11,288
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 160,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	$ 157,199
157,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	112,340
36,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	33,654
153,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2031	137,458
54,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	53,346
	TOTAL	844,433
	Communications - Telecom Wirelines—0.6%
51,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	47,874
214,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	183,247
175,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	172,843
53,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	47,665
34,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	30,659
63,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	48,176
	TOTAL	530,464
	Consumer Cyclical - Automotive—1.2%
45,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	44,563
247,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	220,075
298,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	302,812
73,000	General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	67,153
31,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	31,083
186,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	185,248
42,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	42,444
255,000	Mercedes-Benz Finance N.A., LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	256,349
24,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	23,659
	TOTAL	1,173,386
	Consumer Cyclical - Retailers—0.3%
40,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	36,154
24,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	22,917
36,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.600%, 4/20/2030	30,259
36,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	32,072
87,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	79,694
24,000	Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	23,650
44,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	43,614
25,000	WalMart, Inc., Sr. Unsecd. Note, 3.700%, 6/26/2028	24,248
	TOTAL	292,608
	Consumer Cyclical - Services—0.1%
25,000	Amazon.com, Inc., Sr. Unsecd. Note, 1.500%, 6/3/2030	20,823
25,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	23,738
34,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	30,024
	TOTAL	74,585
	Consumer Cyclical Services—0.1%
107,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	102,574
	Consumer Non-Cyclical - Food/Beverage—0.8%
36,000	Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	34,321
217,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	198,641
25,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	22,111
35,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	34,801
40,000	Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	35,214
260,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	230,922
113,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	110,579
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 10,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	$ 9,654
13,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	10,573
26,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	23,512
34,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 3/19/2030	30,456
33,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	32,873
	TOTAL	773,657
	Consumer Non-Cyclical - Health Care—1.1%
288,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	272,443
85,000	Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	69,606
10,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	8,810
53,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	47,319
12,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	11,718
113,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 1/30/2031	111,718
250,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.150%, 6/15/2029	250,670
176,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.857%, 3/15/2030	180,878
34,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	30,669
24,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	23,905
31,000	HCA, Inc., Sr. Unsecd. Note, 5.450%, 4/1/2031	30,978
32,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	31,617
25,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	24,678
	TOTAL	1,095,009
	Consumer Non-Cyclical - Pharmaceuticals—1.3%
36,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	35,113
37,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	35,270
107,000	AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	101,496
32,000	AbbVie, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2054	31,642
35,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	30,525
142,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	119,483
46,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	45,866
25,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	23,763
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	284,895
56,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	47,668
72,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	70,983
60,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	57,939
26,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	22,562
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	8,140
10,000	Johnson & Johnson, Sr. Unsecd. Note, 3.500%, 1/15/2048	7,654
12,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	11,790
37,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	36,050
152,000	Pfizer, Inc., Sr. Unsecd. Note, 2.625%, 4/1/2030	134,841
38,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	31,297
25,000	Revvity, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	24,718
50,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	32,582
	TOTAL	1,194,277
	Consumer Non-Cyclical - Products—0.1%
30,000	Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	29,670
71,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	71,388
	TOTAL	101,058
	Consumer Non-Cyclical - Tobacco—0.3%
20,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	20,282
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$ 81,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	$ 81,943
26,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	24,357
68,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	57,586
98,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	76,261
38,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	35,049
	TOTAL	295,478
	Energy - Independent—0.4%
28,000	ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	22,200
30,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.200%, 4/18/2027	30,006
170,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	177,804
18,000	Hess Corp., Sr. Unsecd. Note, 7.300%, 8/15/2031	20,065
22,000	Marathon Oil Corp., Sr. Unsecd. Note, 6.800%, 3/15/2032	23,933
71,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	73,262
40,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	43,874
	TOTAL	391,144
	Energy - Integrated—0.1%
17,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	11,064
40,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.234%, 11/6/2028	38,750
24,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	23,338
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	48,617
27,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	21,716
	TOTAL	143,485
	Energy - Midstream—1.3%
93,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	91,426
64,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	62,432
144,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	141,682
46,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	45,636
24,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	24,068
116,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	117,195
88,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 5.950%, 2/1/2041	90,536
23,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	23,101
61,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	58,365
88,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	84,097
53,000	ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	50,888
110,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	113,688
26,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	23,031
78,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	70,136
129,000	Tennessee Gas Pipeline, Sr. Unsecd. Note, 7.000%, 3/15/2027	134,326
62,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 3/15/2029	61,158
80,000	Williams Cos., Inc., Sr. Unsecd. Note, 8.750%, 3/15/2032	95,587
	TOTAL	1,287,352
	Energy - Oil Field Services—0.1%
18,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	16,295
36,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	35,257
33,000	Schlumberger Investment S.A., Sr. Unsecd. Note, 2.650%, 6/26/2030	29,047
	TOTAL	80,599
	Energy - Refining—0.1%
48,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	40,925
26,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	24,338
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Refining—continued
$ 10,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	$ 11,286
	TOTAL	76,549
	Financial Institution - Banking—5.5%
10,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	9,651
95,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	97,304
90,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	74,597
102,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	86,202
302,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	301,694
38,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	36,168
44,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	36,242
36,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	35,402
25,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.650%, 1/28/2031	20,265
24,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	23,210
10,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.800%, 1/31/2028	9,507
24,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	23,754
27,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	24,048
180,000	Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	171,553
121,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	117,943
32,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	31,667
69,000	Citizens Financial Group, Inc., 5.641%, 5/21/2037	63,977
28,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	23,745
232,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	228,599
102,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	101,112
26,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	24,049
81,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	68,101
195,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	187,159
168,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	159,404
336,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	326,726
36,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	35,409
86,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.023%, 5/17/2033	81,348
135,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	109,807
28,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	23,873
10,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.260%, 2/22/2048	8,374
231,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	229,619
140,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.500%, 10/15/2040	140,552
71,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	70,770
49,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	51,556
92,000	Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	85,768
32,000	Morgan Stanley, Sr. Unsecd. Note, 5.297%, 4/20/2037	30,640
231,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	230,397
104,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	102,443
96,000	Northern Trust Corp., Sub. Note, 3.950%, 10/30/2025	94,054
212,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	214,319
250,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	249,851
144,000	State Street Corp., Sub., 2.200%, 3/3/2031	120,925
250,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	241,550
64,000	Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	63,114
87,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	86,620
35,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	35,266
25,000	US Bancorp, 4.967%, 7/22/2033	23,574
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 148,000		US Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	$ 148,397
10,000		US Bancorp, Sub., Series MTN, 3.100%, 4/27/2026	9,588
70,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.164%, 2/11/2026	68,480
139,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	128,017
317,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	304,911
		TOTAL	5,271,301
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
10,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.250%, 5/22/2029	9,216
64,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	62,298
12,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	11,497
24,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	23,980
12,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	11,925
		TOTAL	118,916
		Financial Institution - Finance Companies—0.4%
246,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	223,558
23,000		Air Lease Corp., Sr. Unsecd. Note, 3.125%, 12/1/2030	20,097
70,000		Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	69,848
47,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	47,602
		TOTAL	361,105
		Financial Institution - Insurance - Health—0.2%
36,000		Anthem, Inc., Sr. Unsecd. Note, 2.250%, 5/15/2030	30,846
51,000		The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	50,999
24,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	22,937
62,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	61,425
		TOTAL	166,207
		Financial Institution - Insurance - Life—0.7%
88,000		Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	88,584
30,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	32,455
83,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 3.375%, 4/15/2050	56,704
101,000	[1]	MetLife, Inc., Jr. Sub. Note, 10.750% (3-month USLIBOR +7.548%), 8/1/2039	134,718
88,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	59,753
100,000		Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	99,120
62,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	66,318
93,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	77,695
49,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	42,710
		TOTAL	658,057
		Financial Institution - Insurance - P&C—0.4%
38,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	33,842
23,000		American International Group, Sr. Unsecd. Note, 5.125%, 3/27/2033	22,653
23,000		Aon Corp., Sr. Unsecd. Note, 2.800%, 5/15/2030	20,160
45,000		Aon North America, Inc., 5.750%, 3/1/2054	44,012
29,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	23,643
37,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	35,803
54,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	53,845
115,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	119,913
25,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	31,646
		TOTAL	385,517
		Financial Institution - REIT - Apartment—0.3%
38,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	36,246
203,000		Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	194,222
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—continued
$ 29,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	$ 23,399
		TOTAL	253,867
		Financial Institution - REIT - Healthcare—0.1%
30,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	23,638
24,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	23,480
111,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	95,616
		TOTAL	142,734
		Financial Institution - REIT - Office—0.1%
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	86,970
17,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	16,357
		TOTAL	103,327
		Financial Institution - REIT - Other—0.1%
55,000		ProLogis LP, Sr. Unsecd. Note, 5.250%, 6/15/2053	51,894
		Financial Institution - REIT - Retail—0.1%
82,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	77,542
		Gaming—0.0%
46,000		Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	44,274
		Technology—1.3%
30,000		Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	19,539
142,000		Apple, Inc., 1.650%, 5/11/2030	119,662
16,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	11,049
25,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	23,611
80,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	77,404
37,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	35,698
129,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	121,834
31,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	28,959
32,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	31,913
43,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	43,354
37,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	30,470
14,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	11,722
36,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	35,642
40,000		KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	39,048
24,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	23,087
50,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	49,599
37,000		Microsoft Corp., Sr. Unsecd. Note, 1.350%, 9/15/2030	30,637
32,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	21,723
26,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	23,123
34,000		Oracle Corp., Sr. Unsecd. Note, 3.250%, 5/15/2030	30,836
113,000		Oracle Corp., Sr. Unsecd. Note, 4.000%, 11/15/2047	85,550
71,000		Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	68,872
24,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	23,459
29,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	28,019
28,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	23,431
91,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	87,481
92,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	85,854
44,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	35,752
		TOTAL	1,247,328
		Transportation - Railroads—0.2%
40,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.450%, 3/15/2043	35,134
11,000	[1]	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	10,537
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$ 52,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	$ 51,136
127,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	111,142
	TOTAL	207,949
	Transportation - Services—0.7%
60,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	59,051
300,000	GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	305,159
106,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	97,700
53,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	53,370
85,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	86,248
33,000	United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	32,493
	TOTAL	634,021
	Utility - Electric—2.0%
25,000	AEP Texas, Inc., Sr. Unsecd. Note, Series I, 2.100%, 7/1/2030	20,804
54,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	47,653
46,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	45,831
95,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	80,339
89,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	90,809
27,000	Constellation Energy Group, Inc., Bond, 7.600%, 4/1/2032	30,273
52,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	46,971
60,000	Duke Energy Corp., Sr. Unsecd. Note, 4.500%, 8/15/2032	56,103
96,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	83,398
33,000	Duke Energy Indiana, LLC., Sr. Deb., 6.120%, 10/15/2035	34,920
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	284,479
167,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	128,377
40,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 4.150%, 12/15/2032	36,857
121,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	117,575
36,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	30,693
66,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	64,149
82,000	NiSource, Inc., Sr. Unsecd. Note, 1.700%, 2/15/2031	65,211
39,000	Ohio Power Co., Sr. Unsecd. Note, Series Q, 1.625%, 1/15/2031	31,139
57,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	46,935
355,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	316,845
198,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 2.400%, 3/30/2032	162,685
67,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	59,090
	TOTAL	1,881,136
	Utility - Natural Gas—0.1%
70,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	70,810
	Utility - Natural Gas Distributor—0.1%
85,000	Southern Co. Gas Capital, Sr. Unsecd. Note, Series 20-A, 1.750%, 1/15/2031	68,776
	TOTAL CORPORATE BONDS (IDENTIFIED COST $23,998,375)	23,888,430
	ASSET-BACKED SECURITIES—4.2%
	Auto Receivables—1.4%
190,000	BMW Vehicle Lease Trust 2024-1, Class A3, 5.200%, 3/25/2027	188,896
100,000	Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	100,477
100,000	Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	99,700
750,000	Navistar Financial Dealer Note 2024-1, Class A, 5.590%, 4/25/2029	751,416
200,000	World OMNI Select Auto Trust 2024-A, Class A3, 4.860%, 3/15/2029	198,970
	TOTAL	1,339,459
Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		ASSET-BACKED SECURITIES—continued
		Credit Card—0.7%
$ 500,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/16/2029	$ 504,502
175,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	175,443
		TOTAL	679,945
		Equipment Lease—2.1%
1,000,000		DLLAD LLC 2024-1A, Class A3, 5.300%, 7/20/2029	1,003,926
1,000,000		John Deere Owner Trust 2024-B, Class A3, 5.200%, 3/15/2029	1,000,356
		TOTAL	2,004,282
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,014,312)	4,023,686
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.0%
		Federal Home Loan Mortgage Corporation—4.0%
1,862,909	[1]	FHLMC REMIC, Series 5396, Class FG, 6.330% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	1,852,014
1,915,969	[1]	FHLMC REMIC, Series 5402, Class FB, 6.430% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	1,910,166
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,765,664)	3,762,180
		FOREIGN GOVERNMENTS/AGENCY—0.1%
		Sovereign—0.1%
1,000,000		Letra Tesouro Nacional, Sr. Unsecd. Note, Series LTN, 0.000%, 7/1/2027 (IDENTIFIED COST $150,122)	127,455
		PURCHASED PUT OPTIONS—0.0%
1,500,000		Credit Agricole USD PUT/MXN CALL (PUT-Option), Notional Amount $1,500,000, Exercise Price $17.8, Expiration Date 9/26/2024	14,406
700,000		UBS USD PUT/BRL CALL (PUT-Option), Notional Amount $700,000, Exercise Price $5.1, Expiration Date 8/2/2024	162
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $26,030)	14,568
		EXCHANGE-TRADED FUNDS—16.1%
5,000		iShares iBoxx High Yield Corporate Bond ETF	385,700
107,250		iShares Lehman MBS Fixed-Rate Bond Fund ETF	9,846,622
111,000		Vanguard Mortgage-Backed Securities ETF	5,039,400
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $15,255,332)	15,271,722
		INVESTMENT COMPANIES—20.6%
48,235		Bank Loan Core Fund	421,089
410,643		Emerging Markets Core Fund	3,449,402
461,628		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[2]	461,628
389,262		High Yield Bond Core Fund	2,152,622
1,202,840		Mortgage Core Fund	9,827,202
368,029		Project and Trade Finance Core Fund	3,253,377
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $19,573,553)	19,565,320
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $95,142,431)[3]	94,946,486
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	171,938
		TOTAL NET ASSETS—100%	$95,118,424
Annual Financial Statements and Additional Information

At June 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
iBoxx iShares Bond Index Long Futures	4	$629,980	September 2024	$569
United States Treasury Notes 2-Year Long Futures	81	$16,541,719	September 2024	$31,593
United States Treasury Notes 5-Year Long Futures	52	$5,542,062	September 2024	$10,409
United States Treasury Notes 10-Year Long Futures	17	$1,869,734	September 2024	$17,097
United States Treasury Notes 10-Year Ultra Long Futures	15	$1,702,969	September 2024	$11,685
United States Treasury Ultra Bond Long Futures	13	$1,629,469	September 2024	$(968)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$70,385
At June 30, 2024, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
iShares	iShares MBS ETF (U.S.)	(1,000)	$9,181,000	July 2024	$93.00	$(18,734)
Morgan Stanley	USD CALL/MXN PUT	(1,500,000)	$1,500,000	August 2024	$17.50	$(80,524)
Morgan Stanley	USD CALL/ZAR PUT	(1,500,000)	$1,500,000	August 2024	$19.20	$(13,576)
Toronto Dominion	GBP CALL/USD PUT	(500,000)	$500,000	July 2024	$1.27	$(2,811)
UBS	AUD CALL/ USD PUT	(750,000)	$750,000	July 2024	$0.66	$(10,370)
UBS	NZD CALL/USD PUT	(1,000,000)	$1,000,000	July 2024	$0.62	$(3,006)
UBS	USD CALL/BRL PUT	(1,500,000)	$1,500,000	August 2024	$5.50	$(43,858)
UBS	USD CALL/MXN PUT	(500,000)	$500,000	July 2024	$18.00	$(12,230)
UBS	USD CALL/NOK PUT	(750,000)	$750,000	July 2024	$11.30	$(310)
Put Options:
Morgan Stanley	AUD PUT/USD CALL	(750,000)	$750,000	July 2024	$0.64	$(110)
UBS	USD PUT/ZAR CALL	(1,000,000)	$1,000,000	July 2024	$18.30	$(18,498)
UBS	USD PUT/NOK CALL	(750,000)	$750,000	July 2024	$10.50	$(2,851)
UBS	USD PUT/MXN CALL	(1,500,000)	$1,500,000	July 2024	$18.00	$(6,942)
UBS	USD PUT/BRL CALL	(700,000)	$700,000	August 2024	$5.25	$(840)
(Premium Received $161,620)						$(214,660)
Net Unrealized Appreciation/Depreciation on Futures Contracts and Value of Written Options Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
Affiliates	Value as of 6/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2024	Shares Held as of 6/30/2024	Dividend Income
Bank Loan Core Fund	$—	$1,423,082	$(1,000,000)	$7	$(2,000)	$421,089	48,235	$41,085
Emerging Markets Core Fund	$—	$3,920,022	$(500,000)	$31,150	$(1,770)	$3,449,402	410,643	$71,159
Federated Hermes Government Obligations Fund, Premier Shares	$—	$8,302,622	$(7,840,994)	$—	$—	$461,628	461,628	$7,716
Federated Hermes Prime Value Obligations Fund, Institutional Shares	$—	$16,581,338	$(16,581,216)	$	$(122)	$—	—	$11,376
High Yield Bond Core Fund	$—	$2,150,922	$—	$1,700	$—	$2,152,622	389,262	$36,452
Mortgage Core Fund	$—	$18,572,227	$(8,490,000)	$(45,122)	$(209,903)	$9,827,202	1,202,840	$245,905
Project and Trade Finance Core Fund	$—	$3,249,345	$—	$4,032	$—	$3,253,377	368,029	$61,977
TOTAL OF AFFILIATED TRANSACTIONS	$—	$54,199,558	$(34,412,210)	$(8,233)	$(213,795)	$19,565,320	2,880,637	$475,670
Annual Financial Statements and Additional Information

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$28,293,125	$—	$28,293,125
Corporate Bonds	—	23,888,430	—	23,888,430
Asset-Backed Securities	—	4,023,686	—	4,023,686
Collateralized Mortgage Obligations	—	3,762,180	—	3,762,180
Foreign Governments/Agency	—	127,455	—	127,455
Purchased Put Options	—	14,568	—	14,568
Exchange-Traded Funds	15,271,722	—	—	15,271,722
Investment Companies	16,311,943	—	—	16,311,943
Other Investments[1]	—	—	—	3,253,377
TOTAL SECURITIES	$31,583,665	$60,109,444	$—	$94,946,486
Other Financial Instruments:
Assets
Futures Contracts	$71,353	$—	$—	$71,353
Liabilities
Futures Contracts	(968)	—	—	(968)
Written Options Contracts	(18,734)	(195,926)	—	(214,660)
TOTAL OTHER FINANCIAL INSTRUMENTS	$51,651	$(195,926)	$—	$(144,275)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,253,377 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
GBP	—British Pound
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout the Period)
Period Ended 6/30/2024[1]
Net Asset Value, Beginning of Period	$25.00
Income From Investment Operations:
Net investment income (loss)[2]	0.55
Net realized and unrealized gain (loss)	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	0.17
Less Distributions:
Distributions from net investment income	(0.53)
Net Asset Value, End of Period	$24.64
Total Return[3]	0.71%
Ratios to Average Net Assets:
Net expenses[4]	0.37%[5]
Net investment income	4.56%[5]
Expense waiver/reimbursement[6]	0.14%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$95,118
Portfolio turnover[7]	63%

1	Reflects operations for the period from January 3, 2024 (commencement of operations) to June 30, 2024.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2024

Assets:
Investment in securities, at value including $19,565,320 of investments in affiliated holdings* (identified cost $95,142,431, including $19,573,553 of identified cost in affiliated holdings)	94,946,486
Income receivable	628,859
Income receivable from affiliated holdings	119,892
Receivable for investments sold	5,075,685
Total Assets	100,770,922
Liabilities:
Payable for investments purchased	4,906,735
Written options outstanding, at value (premium received $161,620)	214,660
Due to broker	92,576
Payable for variation margin on futures contracts	41,618
Income distribution payable	367,858
Payable for investment adviser fee (Note 5)	14,907
Accrued expenses (Note 5)	14,144
Total Liabilities	5,652,498
Net assets for 3,860,004 shares outstanding	$95,118,424
Net Assets Consist of:
Paid-in capital	$95,727,348
Total distributable earnings (loss)	(608,924)
Total Net Assets	$95,118,424
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$95,118,424 ÷ 3,860,004 shares outstanding, no par value, unlimited shares authorized	$24.64

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Period Ended June 30, 20241

Investment Income:
Interest	$868,066
Dividends (including $475,670 received from affiliated holdings*)	545,546
TOTAL INCOME	1,413,612
Expenses:
Investment adviser fee (Note 5)	134,638
Share registration costs	14,129
TOTAL EXPENSES	148,767
Waiver/reimbursement of investment adviser fee (Note 5)	(41,389)
Net expenses	107,378
Net investment income	1,306,234
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Written Options:
Net realized loss on investments (including net realized loss of $(213,795) on sales of investments in affiliated holdings*)	(324,891)
Net realized gain on foreign currency transactions	4,209
Net realized loss on foreign exchange contracts	(8,316)
Net realized loss on futures contracts	(182,287)
Net realized gain on written options	81,349
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(8,233) on investments in affiliated holdings*)	(195,945)
Net change in unrealized appreciation of futures contracts	70,385
Net change in unrealized depreciation of written options	(53,040)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and written options	(608,536)
Change in net assets resulting from operations	$697,698

*	See information listed after the Fund’s Portfolio of Investments.
1	Reflects operations for the period from January 3, 2024 (commencement of operations) to June 30, 2024.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Period Ended 6/30/2024[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,306,234
Net realized gain (loss)	(429,936)
Net change in unrealized appreciation/depreciation	(178,600)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	697,698
Distributions to Shareholders	(1,306,622)
Share Transactions:
Proceeds from sale of shares	95,727,348
Cost of shares redeemed	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	95,727,348
Change in net assets	95,118,424
Net Assets:
Beginning of period	—
End of period	$95,118,424

1	Reflects operations for the period from January 3, 2024 (commencement of operations) to June 30, 2024.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2024
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 24, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Hermes Total Return Bond ETF (the “Fund”). The Fund’s investment objective is to provide total return.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s Distributor and redeemed directly with the Fund by or through Authorized Participants that have executed an agreement with the Fund’s Distributor and redeemed directly with the Fund by or through an Authorized Participant in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities or exchange-traded ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of mutual funds or nonexchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The
Annual Financial Statements and Additional Information

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.
Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $41,389 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended June 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2024, tax year 2024 remains subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $9,679,108. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2024, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $0 and $126, respectively. This is based on the contracts held as of each month-end since the date of initial investment (January 03, 2024) through the period ended June 30, 2024.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against
Annual Financial Statements and Additional Information

amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $4,338 and $20,572, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $23,738 and $55,913, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$(69,816)*
Equity contracts		—	Payable for variation margin on futures contracts	(569)*
Equity contracts		—	Written options outstanding, at value	18,734
Foreign exchange contracts		—	Written options outstanding, at value	195,926
Foreign exchange contracts	Purchased options, within Investment in securities, at value	14,568		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$14,568		$144,275

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$(196,342)	$—	$62,680	$29,085	$(104,577)
Equity contracts	14,055	—	—	—	14,055
Foreign exchange contracts	—	(8,316)	45,941	52,264	89,889
TOTAL	$(182,287)	$(8,316)	$108,621	$81,349	$(633)

1	The net realized gain on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.
Annual Financial Statements and Additional Information

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$69,816	$—	$—	$69,816
Equity contracts	569	—	30,266	30,835
Foreign exchange contracts	—	(11,462)	(83,306)	(94,768)
TOTAL	$70,385	$(11,462)	$(53,040)	$5,883

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Purchased Option Contracts	$14,568	$(162)	$—	$14,406
TOTAL	$14,568	$(162)	$—	$14,406

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Written Option Contracts	$214,660	$(162)	$—	$214,498
TOTAL	$214,660	$(162)	$—	$214,498
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
Period Ended 6/30/2024[1]
Shares sold	3,860,004
Shares redeemed	—
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,860,004

1	Reflects operations for the period from January 3, 2024 (commencement of operations) to June 30, 2024.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended June 30, 2024 was as follows:
2024
Ordinary income	$1,306,622
As of June 30, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$102,279
Net unrealized depreciation	$(283,302)
Capital loss carryforwards and deferrals	$(427,901)
TOTAL	$(608,924)
Annual Financial Statements and Additional Information

At June 30, 2024, the cost of investments for federal tax purposes was $95,176,748. The net unrealized depreciation of investments for federal tax purposes was $283,302. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $189,450 and unrealized depreciation from investments for those securities having an excess of cost over value of $472,752. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales and mark-to-market on futures and options contracts.
As of June 30, 2024, the Fund had a capital loss carryforward of $427,901 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$415,496	$12,405	$427,901
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.47% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the period ended June 30, 2024, the Adviser voluntarily waived $41,060 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the period ended June 30, 2024, the Adviser reimbursed $329.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the period ended June 30, 2024, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.37% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) September 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended June 30, 2024, were as follows:
Purchases	$89,800,518
Sales	$27,280,713
Purchases include $63,937,010 in connection with in-kind purchases of the Fund’s Units.
Annual Financial Statements and Additional Information

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2024, the Fund had no outstanding loans. During the period ended June 30, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2024, there were no outstanding loans. During the period ended June 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848).” ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the period ended June 30, 2024, 93.07% of total ordinary income distributions are eligible to be treated as business interest income for purposes of163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes ETF Trust and the Shareholders of Federated Hermes Total Return Bond ETF:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Total Return Bond ETF (the Fund), a portfolio of Federated Hermes ETF Trust, including the portfolio of investments, as of June 30, 2024, the related statements of operations and changes in net assets for the period from January 3, 2024 (commencement of operations) to June 30, 2024 and the related notes (collectively, the financial statements) and the financial highlights for the period from January 3, 2024 to June 30, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations, changes in its net assets, and financial highlights for the period from January 3, 2024 to June 30, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with the transfer agent of the underlying funds, custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.

Boston, Massachusetts
August 23, 2024
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–August 2023
FEDERATED HERMES TOTAL RETURN BOND ETF (THE “FUND”)
At its meetings in August 2023 (the “August Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated Investment Management Company (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its August Meetings an independent written evaluation of the Fund’s proposed management fee (the “New Fund CCO Fee Evaluation Report”). The Board considered the New Fund CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract. The CCO, in preparing the New Fund CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
In addition to the materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May 2023 meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s proposed investment objective and strategies; the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s projected profitability with respect to managing the Fund; anticipated distribution and sales activity for the Fund; and the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund
Annual Financial Statements and Additional Information

performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the August Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the August Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also evaluated the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that, although the Adviser had only been advising exchange-traded funds (“ETFs”) since 2021, the Adviser had extensive experience advising actively managed mutual funds, including a mutual fund with substantially similar strategies to those proposed for the Fund.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
Annual Financial Statements and Additional Information

The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history. The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of Federated Hermes Total Return Bond Fund, which is also advised by the Adviser and uses investment strategies substantially similar to those proposed for the Fund (the “Total Return Bond Mutual Fund”). The Board also considered information comparing the Total Return Bond Mutual Fund’s performance to the Fund’s proposed benchmark and the Fund’s Peer Group. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the August Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to (i) traditional mutual funds with an institutional share class within the category of peer funds selected by Morningstar, Inc., an independent fund ranking organization, as provided by Broadridge (the “Peer Group”) and (ii) actively managed ETFs within the Peer Group. In this regard, the Board noted that the proposed contractual management fee rate of the Fund was above the median of the Peer Group, but the Board noted the proposed applicable waivers and reimbursements, and that the overall expense structure of the Fund was competitive in the context of other factors considered by the Board.
The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s view, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. The Board noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete. The Board also noted that most of the funds in the Fund’s Peer Group do not charge a unitary fee from which operational expenses are paid.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund
Annual Financial Statements and Additional Information

incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board received and considered information about the fees and expenses of the Total Return Bond Mutual Fund. The Board also reviewed information about differences between the Total Return Bond Mutual Fund and the Fund. The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those proposed for the Fund, including non-registered fund clients (such as institutional separate accounts) and a third-party unaffiliated registered fund for which the Adviser or an affiliate serves as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing a Federated Hermes Fund, such as the Fund, than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Fund’s proposed management fee.
Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund. The Board also considered the CCO’s view that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance;
Annual Financial Statements and Additional Information

business continuity; cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future.
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of management fee breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Total Return Bond ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L404
Q456262 (8/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Total Return Bond ETF: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Total Return Bond ETF: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Total Return Bond ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Total Return Bond ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits
(a)(1)	Not Applicable.
(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable.
(a)(4)	Not Applicable.
(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes ETF Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  August 22, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 22, 2024